9. SALE OF ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Sale Of Assets Details Narrative
Gain on sale of assets	$ 3,702	$ 2,149	$ 10,226	$ 35,967